BLACKROCK MUNICIPAL INCOME TRUST

AMENDMENT TO
STATEMENT OF PREFERENCES OF
VARIABLE RATE MUNI TERM PREFERRED SHARES
DATED DECEMBER 15, 2011
(THE “STATEMENT OF PREFERENCES”)

The undersigned officer of BlackRock Municipal Income Trust (the “Trust”), a Delaware statutory trust, hereby certifies as follows:

1.               The Board of Trustees of the Trust (with the consent of the Holders (as defined in the Statement of Preferences), as required under Section 5 of the Statement of Preferences) has adopted resolutions to amend the Statement of Preferences as follows as of December 1, 2022:

a.                The Statement of Preferences of the Trust is hereby amended by deleting the definition of “Applicable Base Rate” in the Statement of Preferences and replacing it with the following definition as of December 1, 2022:

“Applicable Base Rate” means (i) with respect to the initial Rate Period beginning on December 1, 2022 and ending on December 7, 2022, the rate as calculated pursuant to the Statement of Preferences as in place immediately prior to the effectiveness of the Amendment to Statement of Preferences dated December 1, 2022 and (ii) for every succeeding Rate Period, 75% of Daily SOFR on the applicable Rate Determination Date.

b.               The Statement of Preferences of the Trust is hereby amended by deleting the definition of “LIBOR Dealer” as of December 1, 2022.

c.                The Statement of Preferences of the Trust is hereby amended by deleting the definition of “LIBOR Rate” as of December 1, 2022.

d.               The Statement of Preferences of the Trust is hereby amended by deleting the definition of “London Business Day” as of December 1, 2022.

e.                The Statement of Preferences of the Trust is hereby amended by deleting the definition of “Redemption Premium” in the Statement of Preferences and replacing it with the following definition as of December 1, 2022:

“Redemption Premium” means with respect of a VMTP Preferred Share rated above A1/A+ and its equivalent by all Rating Agencies then rating such VMTP Preferred Share at the request of the Trust and subject to any redemption, other than redemptions required to comply with Minimum Asset Coverage requirements or exceed compliance with the Minimum Asset Coverage requirements up to 240%, an amount equal to the product of 1% and the Liquidation Preference of the VMTP Preferred Shares subject to redemption if the Redemption Date is greater than or equal to 15 months from the Term Redemption Date, provided, up to 25% of the Trust’s VMTP Preferred Shares Outstanding as of December 1, 2022 may be redeemed at any time without a Redemption Premium.

Any VMTP Preferred Share exchanged for the preferred share of a surviving entity in connection with a reorganization, merger, or redomestication of the Trust in another state that had been previously approved by the Holders of VMTP Preferred Shares or that otherwise does not require the vote or consent of the Holders of VMTP Preferred Shares shall not be subject to the Redemption Premium.

f.                The Statement of Preferences of the Trust is hereby amended by deleting the definition of “Reference Banks” as of December 1, 2022.

g.               The Statement of Preferences of the Trust is hereby amended by adding the definition for “Daily SOFR” as of December 1, 2022:

“Daily SOFR” means:

(1)   With respect to any Business Day means the secured overnight financing rate published for such day by the Federal Reserve Bank of New York, as the administrator of the benchmark (or a successor administrator) on the Federal Reserve Bank of New York’s website (or any successor source) as of 4:00 p.m. New York City time (such rate being initially published for such day at 8:00 a.m. and may be revised until 2:30 p.m., New York City time).

(2)   If the secured overnight financing rate cannot be determined with respect to such any Business Day as specified in paragraph (1), unless both a SOFR Index Cessation Event and a SOFR Index Cessation Date have occurred, then the Redemption and Paying Agent shall use the secured overnight financing rate in respect of the last Business Day for which such secured overnight financing rate was published on the Federal Reserve Bank of New York’s website.

(3)   If a SOFR Index Cessation Event and SOFR Index Cessation Date have occurred, the Redemption and Paying Agent shall determine the Applicable Base Rate as if the reference to “75% of Daily SOFR” were a reference to the rate that was recommended as the replacement for the secured overnight financing rate by the Federal Reserve Board and/or the Federal Reserve Bank of New York or a committee officially endorsed or convened by the Federal Reserve Board and/or the Federal Reserve Bank of New York for the purpose of recommending a replacement for the secured overnight financing rate (which rate may be produced by a Federal Reserve Bank or other designated administrator, which rate may include any adjustments or spreads, and which rate will be reasonably expected to measure contemporaneous variations in the cost of newly borrowed funds in U.S. dollars).  If no such rate has been recommended within one Business Day of the SOFR Index Cessation Event, then the Redemption and Paying Agent shall use the OBFR published on the Federal Reserve Bank of New York’s website for any Business Day after the SOFR Index Cessation Date (it being understood that the OBFR for any such Business Day will be the Overnight Bank Funding Rate on the Federal Reserve Bank of New York’s website as of 4:00 p.m., New York City time).

(4)   If the Redemption and Paying Agent is required to use the OBFR in paragraph (3) above and an OBFR Index Cessation Event has occurred, then for any Business Day after the OBFR Index Cessation Date, the Redemption and Paying Agent shall use the short-term interest rate target set by the Federal Open Market Committee and published on the Federal Reserve Bank of New York’s website, or if the Federal Open Market Committee has not set a single rate, the mid-point of the short-term interest rate target range set by the Federal Open Market Committee and published on the Federal Reserve Bank of New York’s website (calculated as the arithmetic average of the upper bound of the target range and the lower bound of the target range).

(5)   If Daily SOFR determined as above would be less than zero, then such rate shall be deemed to be zero.

h.               The Statement of Preferences of the Trust is hereby amended by adding the definitions for “SOFR Index Cessation Date” and “SOFR Index Cessation Event” as of December 1, 2022:

“SOFR Index Cessation Date” means, in respect of a SOFR Index Cessation Event, the date on which the Federal Reserve Bank of New York (or any successor administrator of the secured overnight financing rate) ceases to publish the secured overnight financing rate or the date as of which the secured overnight financing rate may no longer be used.

“SOFR Index Cessation Event” means the occurrence of one or more of the following events as it relates to Daily SOFR:

(1)                 a public statement by the Federal Reserve Bank of New York (or a successor administrator of the secured overnight financing rate) announcing that it has ceased to publish or provide the secured overnight financing rate permanently or indefinitely, provided that, at that time, there is no successor administrator that will continue to publish or provide a secured overnight financing rate; or

(2)                 the publication of information which reasonably confirms that the Federal Reserve Bank of New York (or a successor administrator of the secured overnight financing rate) has ceased to provide the secured overnight financing rate permanently or indefinitely, provided that, at that time, there is no successor administrator that will continue to publish or provide the secured overnight financing rate.

i.                 The Statement of Preferences of the Trust is hereby amended by adding the definitions for “OBFR”, “OBFR Index Cessation Date”, and “OBFR Index Cessation Event” as of December 1, 2022:

“OBFR” means, with respect to any Business Day, the Overnight Bank Funding Rate on the Federal Reserve Bank of New York’s website as of 4:00 p.m., New York City time.

“OBFR Index Cessation Date” means, in respect of an OBFR Index Cessation Event, the date on which the Federal Reserve Bank of New York (or any successor administrator of the OBFR), ceases to publish the OBFR, or the date as of which the OBFR may no longer be used.

“OBFR Index Cessation Event” means the occurrence of one or more of the following events:

(1)                 a public statement by the Federal Reserve Bank of New York (or a successor administrator of the OBFR) announcing that it has ceased to publish or provide the OBFR permanently or indefinitely, provided that, at that time, there is no successor administrator that will continue to publish or provide an OBFR; or

(2)                 the publication of information which reasonably confirms that the Federal Reserve Bank of New York (or a successor administrator of the OBFR) has ceased to provide the OBFR permanently or indefinitely, provided that, at that time, there is no successor administrator that will continue to publish or provide the OBFR.

j.                 The Statement of Preferences of the Trust is hereby amended by deleting the definition of “Substitute LIBOR Dealer” as of December 1, 2022.

k.               The Statement of Preferences of the Trust is hereby amended by adding the following as Section 4(j) of the Statement of Preferences as of December 1, 2022:

(j)        Exemption from Delaware Control Beneficial Interest Acquisition Provisions. All VMTP Shares Outstanding as of December 1, 2022 and the acquisition thereof by the Holder(s) or Beneficial Owner(s) thereof or any other Person(s), including any transfer and acquisition after December 1, 2022, will be exempt from Subchapter III of the Delaware Statutory Trust Act.

2.               Except as amended hereby, the Statement of Preferences remains in full force and effect.

3.               A copy of this amendment shall be lodged with the records of the Trust and filed in such places as the Trustees deem appropriate.

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IN WITNESS WHEREOF, BlackRock Municipal Income Trust has caused these presents to be signed as of November 29, 2022 in its name and on its behalf by its Vice President and attested by its Secretary.  Said officers of the Trust have executed this amendment as officers and not individually, and the obligations and rights set forth in this amendment are not binding upon any such officers, or the trustees or shareholders of the Trust, individually, but are binding only upon the assets and property of the Trust.

BlackRock Municipal Income Trust

By: /s/ Jonathan Diorio
       Name:  Jonathan Diorio
       Title:    Vice President

ATTEST:

/s/ Janey Ahn
Name:   Janey Ahn
Title:     Secretary

[Signature Page to Amendment to Statement of Preferences – BFK]